Income Taxes (Details Textual) - USD ($)	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2008
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 44,700,000		$ 5,500,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	33,500,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,097,000	$ 890,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 89,000